UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  1/31

Date of reporting period:  10/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2012 (Unaudited)

DWS Core Plus Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 33.9%
Consumer Discretionary 3.7%
AMC Entertainment, Inc., 8.75%, 6/1/2019		275,000	303,875
Cablevision Systems Corp., 8.625%, 9/15/2017		195,000	227,663
Caesar's Entertainment Operating Co., Inc., 144A, 8.5%, 2/15/2020		475,000	466,687
CCO Holdings LLC:
5.25%, 9/30/2022		140,000	140,700
6.5%, 4/30/2021		710,000	754,375
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		40,000	39,450
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020		185,000	176,213
DIRECTV Holdings LLC, 2.4%, 3/15/2017		1,750,000	1,803,126
DISH DBS Corp., 7.875%, 9/1/2019		235,000	275,538
Globo Comunicacao e Participacoes SA, 144A, 4.875%, 4/11/2022		500,000	548,750
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		65,000	65,975
Hertz Corp., 6.75%, 4/15/2019		190,000	201,638
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		40,000	39,350
Levi Strauss & Co., 7.625%, 5/15/2020		1,430,000	1,562,275
Lowe's Companies, Inc., 1.625%, 4/15/2017		500,000	513,411
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		1,060,000	1,164,924
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		25,000	25,188
Mediacom LLC, 9.125%, 8/15/2019		225,000	249,188
MGM Resorts International:
144A, 6.75%, 10/1/2020		30,000	29,775
144A, 8.625%, 2/1/2019		270,000	291,937
9.0%, 3/15/2020		35,000	39,025
NBCUniversal Media LLC, 5.15%, 4/30/2020		950,000	1,137,673
Norcraft Companies LP, 10.5%, 12/15/2015		350,000	350,875
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		55,000	56,031
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		20,000	20,075
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		35,000	35,700
Sirius XM Radio, Inc., 144A, 5.25%, 8/15/2022		10,000	10,000
Sotheby's, 144A, 5.25%, 10/1/2022		35,000	35,525
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019	EUR	280,000	397,399
144A, 8.125%, 12/1/2017		205,000	221,400
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	75,000	108,390
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		35,000	36,138
Wolverine World Wide, Inc., 144A, 6.125%, 10/15/2020		20,000	20,825

			11,349,094
Consumer Staples 0.9%
Anadolu Efes Biracilik ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		250,000	242,500
ConAgra Foods, Inc., 3.25%, 9/15/2022		585,000	598,093
CVS Caremark Corp., 5.75%, 5/15/2041		395,000	511,652
Del Monte Corp., 7.625%, 2/15/2019		65,000	66,788
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		275,000	283,938
Kroger Co., 6.9%, 4/15/2038		350,000	466,503
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		200,000	238,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		290,000	285,650
Rite Aid Corp., 9.25%, 3/15/2020		20,000	20,450
Smithfield Foods, Inc., 6.625%, 8/15/2022		70,000	73,325

			2,786,899
Energy 4.6%
BreitBurn Energy Partners LP, 144A, 7.875%, 4/15/2022		30,000	31,050
Cenovus Energy, Inc., 3.0%, 8/15/2022		1,120,000	1,159,808
Continental Resources, Inc., 144A, 5.0%, 9/15/2022		30,000	31,650
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,400,000	1,830,955
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		85,000	84,788
Encana Corp., 5.15%, 11/15/2041		340,000	372,451
Enterprise Products Operating LLC, 6.125%, 10/15/2039		1,190,000	1,504,572
EP Energy LLC, 144A, 7.75%, 9/1/2022		70,000	72,450
FMC Technologies, Inc., 3.45%, 10/1/2022		500,000	515,093
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		40,000	42,200
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		250,000	288,125
KazMunayGaz National Co., Series 1, REG S, 8.375%, 7/2/2013		210,000	218,677
Linn Energy LLC, 144A, 6.25%, 11/1/2019		385,000	385,000
MarkWest Energy Partners LP, 5.5%, 2/15/2023		15,000	15,750
MEG Energy Corp., 144A, 6.375%, 1/30/2023		85,000	90,950
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		35,000	37,100
Oasis Petroleum, Inc., 6.5%, 11/1/2021		195,000	206,212
Offshore Group Investment Ltd., 144A, 7.5%, 11/1/2019		95,000	93,575
ONEOK Partners LP, 6.15%, 10/1/2016		1,205,000	1,421,030
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		500,000	448,750
Petroleos Mexicanos, 144A, 5.5%, 6/27/2044		1,000,000	1,090,000
Plains Exploration & Production Co.:
6.75%, 2/1/2022		45,000	45,225
6.875%, 2/15/2023		85,000	84,894
Quicksilver Resources, Inc., 11.75%, 1/1/2016		190,000	195,700
Reliance Holdings U.S.A., Inc., 144A, 4.5%, 10/19/2020		550,000	581,007
SandRidge Energy, Inc., 7.5%, 3/15/2021		80,000	83,200
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		50,000	50,250
Swift Energy Co., 144A, 7.875%, 3/1/2022		40,000	41,600
Tesoro Corp.:
4.25%, 10/1/2017		35,000	36,313
5.375%, 10/1/2022		25,000	26,063
Transocean, Inc., 3.8%, 10/15/2022		920,000	940,927
Weatherford International Ltd., 5.125%, 9/15/2020		1,900,000	2,115,200

			14,140,565
Financials 13.7%
Akbank TAS, 144A, 5.0%, 10/24/2022		250,000	254,238
Ally Financial, Inc., 6.25%, 12/1/2017		400,000	439,298
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		35,000	35,306
American International Group, Inc., 4.875%, 6/1/2022		800,000	902,258
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		1,000,000	1,019,445
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		250,000	271,250
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017		500,000	517,500
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022		250,000	253,881
Bank of America Corp., 5.75%, 12/1/2017		705,000	816,595
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		750,000	849,375
BNP Paribas SA, 2.375%, 9/14/2017		1,230,000	1,239,016
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK) (b)		70,000	70,000
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		250,000	281,250
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		387,000	416,488
Cequel Communications Escrow 1 LLC, 144A, 6.375%, 9/15/2020		25,000	25,313
CIT Group, Inc., 4.25%, 8/15/2017		705,000	723,194
CNA Financial Corp., 5.75%, 8/15/2021		1,538,000	1,812,009
Development Bank of Kazakhstan JSC, 6.5%, 6/3/2020		500,000	550,000
E*TRADE Financial Corp., 6.75%, 6/1/2016		510,000	541,875
Export Credit Bank of Turkey, 144A, 5.875%, 4/24/2019		250,000	273,500
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		250,000	276,250
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		1,290,000	1,319,273
4.25%, 9/20/2022		410,000	424,856
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.875%, 1/31/2022		23,000	24,466
General Electric Capital Corp., 2.9%, 1/9/2017		3,205,000	3,393,361
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		250,000	250,000
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		250,000	293,858
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		190,000	189,525
8.875%, 2/1/2018		390,000	393,900
ING Bank NV, 144A, 2.0%, 9/25/2015		2,190,000	2,207,811
International Lease Finance Corp., 8.75%, 3/15/2017		300,000	350,295
Itau Unibanco Holding SA:
144A, 5.5%, 8/6/2022		500,000	525,000
144A, 5.65%, 3/19/2022		500,000	528,750
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,900,000	2,030,083
Kazakhstan Temir Zholy Finance BV, 144A, 6.95%, 7/10/2042		250,000	305,135
Level 3 Financing, Inc., 144A, 7.0%, 6/1/2020		410,000	417,175
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		525,000	541,847
Marfrig Holding Europe BV, 144A, 8.375%, 5/9/2018		250,000	216,250
Mizuho Corporate Bank Ltd., 144A, 2.95%, 10/17/2022		2,000,000	1,994,334
Morgan Stanley:
3.8%, 4/29/2016		1,000,000	1,040,369
4.875%, 11/1/2022		1,250,000	1,263,664
MPM Escrow LLC, 144A, 8.875%, 10/15/2020		45,000	44,100
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		769,000	810,271
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		385,000	410,025
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		25,000	24,875
Nordea Bank AB, 144A, 4.25%, 9/21/2022		940,000	947,896
Odebrecht Finance Ltd.:
144A, 5.125%, 6/26/2022		750,000	815,625
144A, 7.125%, 6/26/2042		250,000	289,375
Petrobras International Finance Co., 6.75%, 1/27/2041		500,000	639,309
PNC Bank NA, 6.875%, 4/1/2018		700,000	886,939
PNC Funding Corp., 3.3%, 3/8/2022		1,680,000	1,803,972
PPL Capital Funding, Inc., 3.5%, 12/1/2022		700,000	718,771
RBS Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022		725,000	728,721
Reynolds Group Issuer, Inc.:
144A, 5.75%, 10/15/2020		65,000	65,650
7.125%, 4/15/2019		690,000	734,850
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		575,000	634,656
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		35,000	35,306
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		30,000	29,850
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		1,500,000	1,761,079
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		40,000	39,900
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		250,000	267,500
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018		60,000	64,500
144A, 7.625%, 4/15/2022		215,000	235,425
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021 (b)		15,000	15,038
Xstrata Finance Canada Ltd., 144A, 4.0%, 10/25/2022		870,000	873,833

			42,155,459
Health Care 1.9%
Agilent Technologies, Inc., 3.2%, 10/1/2022		500,000	507,230
Amgen, Inc., 5.15%, 11/15/2041		950,000	1,094,605
Biomet, Inc.:
144A, 6.5%, 8/1/2020		55,000	56,788
144A, 6.5%, 10/1/2020		15,000	14,588
Community Health Systems, Inc., 7.125%, 7/15/2020		310,000	327,825
Gilead Sciences, Inc., 4.4%, 12/1/2021		650,000	751,361
HCA, Inc.:
6.5%, 2/15/2020		600,000	663,000
7.5%, 2/15/2022		495,000	553,162
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	40,700
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		440,000	467,750
McKesson Corp., 4.75%, 3/1/2021		1,050,000	1,240,665
Mylan, Inc., 144A, 7.875%, 7/15/2020		15,000	16,931
Tenet Healthcare Corp., 6.25%, 11/1/2018		155,000	167,788

			5,902,393
Industrials 1.2%
Accuride Corp., 9.5%, 8/1/2018		10,000	9,863
ADT Corp., 144A, 3.5%, 7/15/2022		455,000	463,010
BE Aerospace, Inc., 6.875%, 10/1/2020		130,000	144,300
Belden, Inc., 144A, 5.5%, 9/1/2022		60,000	61,050
Bombardier, Inc., 144A, 5.75%, 3/15/2022		410,000	432,037
CSX Corp., 6.15%, 5/1/2037		1,000,000	1,303,095
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		250,000	279,800
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		375,000	405,000
Iron Mountain, Inc., 5.75%, 8/15/2024		60,000	59,850
Meritor, Inc., 8.125%, 9/15/2015		70,000	70,350
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		40,000	41,000
Nortek, Inc., 144A, 8.5%, 4/15/2021		30,000	32,100
Owens Corning, Inc., 4.2%, 12/15/2022		310,000	313,329
Ply Gem Industries, Inc., 144A, 9.375%, 4/15/2017		30,000	31,500
TransDigm, Inc., 7.75%, 12/15/2018		60,000	66,150
United Rentals North America, Inc., 6.125%, 6/15/2023		10,000	10,125

			3,722,559
Information Technology 1.7%
CDW LLC, 8.5%, 4/1/2019		415,000	443,013
Equinix, Inc., 7.0%, 7/15/2021		365,000	405,150
First Data Corp.:
144A, 6.75%, 11/1/2020		255,000	255,000
144A, 7.375%, 6/15/2019		495,000	512,325
Fiserv, Inc., 3.5%, 10/1/2022		1,190,000	1,210,920
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		325,000	347,750
Hewlett-Packard Co., 3.3%, 12/9/2016		1,210,000	1,233,464
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	42,800
7.625%, 6/15/2021		130,000	144,625
SunGard Data Systems, Inc., 144A, 6.625%, 11/1/2019 (b)		40,000	40,350
Xerox Corp., 2.95%, 3/15/2017		472,000	486,338

			5,121,735
Materials 2.2%
Aleris International, Inc., 144A, 7.875%, 11/1/2020		10,000	9,950
ArcelorMittal, 6.125%, 6/1/2018		1,000,000	996,686
Corporacion Nacional del Cobre de Chile, 144A, 3.0%, 7/17/2022		500,000	504,780
Dow Chemical Co., 5.25%, 11/15/2041		350,000	400,316
Evraz Group SA, 144A, 7.4%, 4/24/2017		250,000	259,450
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017		970,000	931,200
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		1,320,000	1,344,021
Huntsman International LLC, 8.625%, 3/15/2021		170,000	193,375
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		75,000	74,813
Novelis, Inc., 8.75%, 12/15/2020		655,000	722,137
Polymer Group, Inc., 7.75%, 2/1/2019		170,000	181,900
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		200,000	199,796
Teck Resources Ltd., 3.0%, 3/1/2019		680,000	691,807
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		250,000	269,375

			6,779,606
Telecommunication Services 2.2%
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		540,000	580,500
8.75%, 3/15/2018		240,000	242,400
Cricket Communications, Inc., 7.75%, 10/15/2020		495,000	510,469
Crown Castle International Corp., 144A, 5.25%, 1/15/2023		20,000	20,700
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		155,000	171,275
Digicel Ltd., 144A, 8.25%, 9/1/2017		505,000	542,875
Frontier Communications Corp.:
7.125%, 1/15/2023		120,000	127,800
8.5%, 4/15/2020		715,000	825,825
Intelsat Jackson Holdings SA, 7.5%, 4/1/2021		635,000	681,037
Intelsat Luxembourg SA, 11.25%, 2/4/2017		385,000	404,250
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		190,000	199,500
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		445,000	478,375
SBA Communications Corp., 144A, 5.625%, 10/1/2019		35,000	35,569
Sprint Nextel Corp.:
6.0%, 12/1/2016		735,000	790,125
8.375%, 8/15/2017		150,000	174,000
tw telecom holdings, Inc., 144A, 5.375%, 10/1/2022		40,000	41,100
Windstream Corp.:
7.5%, 6/1/2022		25,000	26,500
7.5%, 4/1/2023		15,000	15,788
7.75%, 10/15/2020		855,000	921,262

			6,789,350
Utilities 1.8%
AES Corp., 8.0%, 10/15/2017		50,000	57,188
Calpine Corp., 144A, 7.5%, 2/15/2021		535,000	581,812
DTE Energy Co., 7.625%, 5/15/2014		420,000	463,201
Dubai Electricity & Water Authority:
144A, 7.375%, 10/21/2020		250,000	296,250
144A, 8.5%, 4/22/2015		250,000	283,438
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		63,034	58,190
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		1,169,000	1,365,179
GDF Suez, 144A, 2.875%, 10/10/2022		1,500,000	1,506,240
Korea Gas Corp., 144A, 2.25%, 7/25/2017		500,000	503,684
NRG Energy, Inc., 8.25%, 9/1/2020		330,000	363,825

			5,479,007

Total Corporate Bonds (Cost $99,036,914)			104,226,667
Mortgage-Backed Securities Pass-Throughs 35.0%
Federal Home Loan Mortgage Corp.:
3.5%, 4/1/2042		15,251,804	16,343,261
4.5%, 6/1/2041		5,959,151	6,409,812
Federal National Mortgage Association:
2.5%, 5/1/2027 (b)		26,500,000	27,687,325
2.601% **, 8/1/2037		466,840	501,853
3.5%, 11/1/2041 (b)		30,000,000	31,957,032
4.0%, 9/1/2040		7,274,691	7,925,583
4.5%, 5/1/2041		427,306	461,574
5.0%, 8/1/2020		351,547	381,292
5.5%, with various maturities from 12/1/2032 until 9/1/2036		5,555,906	6,143,463
6.0%, with various maturities from 9/1/2036 until 2/1/2037		2,779,467	3,089,143
6.5%, with various maturities from 9/1/2016 until 6/1/2017		288,109	312,517
8.0%, 9/1/2015		75,815	80,282
Government National Mortgage Association:
3.0%, with various maturities from 5/1/2042 until 6/1/2042 (b)		5,000,000	5,323,515
3.5%, 8/20/2042		995,640	1,088,514

Total Mortgage-Backed Securities Pass-Throughs (Cost $105,873,859)			107,705,166
Asset-Backed 0.9%
Credit Card Receivables
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.964% **, 8/15/2018 (Cost $2,736,703)		2,600,000	2,715,024
Commercial Mortgage-Backed Securities 5.3%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.964% **, 11/15/2015		2,951,342	2,945,189
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.907% **, 6/11/2040		400,000	476,150
Citigroup/Deutsche Bank Commercial Mortgage Trust, "AM", Series 2007-CD5, 6.122% **, 11/15/2044		1,060,000	1,212,424
Commercial Mortgage Trust, "AM", Series 2007-C9, 5.65%, 12/10/2049		480,000	536,334
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		3,000,000	3,455,826
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		265,000	286,009
"A4", Series 2007-C1, 5.716%, 2/15/2051		1,375,000	1,633,401
"F", Series 2007-LD11, 5.813% **, 6/15/2049		1,660,000	81,290
"H", Series 2007-LD11, 144A, 5.813% **, 6/15/2049 *		2,910,000	53,428
"J", Series 2007-LD11, 144A, 5.813% **, 6/15/2049 *		1,000,000	15,000
"K", Series 2007-LD11, 144A, 5.813% **, 6/15/2049 *		2,380,000	23,800
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% **, 7/15/2040		2,875,000	3,416,104
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.847% **, 6/12/2050		1,730,648	1,876,566
PNC Mortgage Acceptance Corp., "J", Series 2000-C2, 144A, 6.22%, 10/12/2033		250,000	237,318

Total Commercial Mortgage-Backed Securities (Cost $21,491,287)			16,248,839
Collateralized Mortgage Obligations 5.4%
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		409,281	270,124
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		2,877,927	289,580
"NI", Series 4020, Interest Only, 3.0%, 3/15/2027		866,123	86,593
"LI", Series 3838, Interest Only, 4.5%, 4/15/2022		2,195,500	202,455
Federal National Mortgage Association, ''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		8,289,808	941,341
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		4,910,998	566,337
"HX", Series 2012-91, 3.0%, 9/20/2040		2,873,900	3,067,965
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035		2,061,599	160,275
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		6,796,609	836,865
"BP", Series 2011-35, 4.5%, 3/16/2041		771,202	905,713
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		5,010,472	608,336
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		4,333,471	694,240
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		3,776,866	524,434
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		3,363,730	517,071
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		3,474,181	370,472
"PD", Series 2011-25, 4.5%, 10/16/2039		4,000,000	4,532,506
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		3,008,381	294,128
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		4,916,837	684,803
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033		3,080,238	284,569
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,246,155	165,843
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		4,172,440	559,847
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		919,355	138,949

Total Collateralized Mortgage Obligations (Cost $17,521,596)			16,702,446
Government & Agency Obligations 25.9%
Sovereign Bonds 5.0%
Government of Ukraine, 144A, 6.58%, 11/21/2016		250,000	247,390
Republic of Argentina, 7.0%, 10/3/2015		250,000	206,139
Republic of Croatia, REG S, 6.75%, 11/5/2019		650,000	745,875
Republic of Hungary, 7.625%, 3/29/2041		250,000	297,000
Republic of Indonesia, REG S, 4.875%, 5/5/2021		2,350,000	2,679,000
Republic of Lithuania, 144A, 6.125%, 3/9/2021		1,000,000	1,202,500
Republic of Panama:
5.2%, 1/30/2020		1,400,000	1,694,000
7.25%, 3/15/2015		300,000	342,000
Republic of Poland, 3.0%, 3/17/2023		900,000	887,022
Republic of Serbia, REG S, 6.75%, 11/1/2024		1,500,000	1,485,000
Republic of South Africa, 5.5%, 3/9/2020		250,000	292,075
Republic of Turkey, 6.0%, 1/14/2041		500,000	587,500
Russian Federation:
REG S, 5.0%, 4/29/2020		2,300,000	2,662,250
144A, 5.625%, 4/4/2042		200,000	240,260
United Mexican States, 4.75%, 3/8/2044		1,000,000	1,110,000
Vnesheconombank, 144A, 6.025%, 7/5/2022		500,000	558,150

			15,236,161
U.S. Government Sponsored Agency 0.9%
Federal National Mortgage Association, 3.0%, 11/15/2027 (b)		2,750,000	2,751,878
U.S. Treasury Obligations 20.0%
U.S. Treasury Bill, 0.13% ***, 3/7/2013 (d)		672,000	671,694
U.S. Treasury Bonds:
3.5%, 2/15/2039		4,750,000	5,435,041
3.75%, 8/15/2041		3,000,000	3,573,282
4.75%, 2/15/2037		7,800,000	10,764,000
U.S. Treasury Notes:
0.5%, 10/15/2013		5,000,000	5,013,670
1.0%, 1/15/2014		10,620,000	10,717,906
1.0%, 8/31/2016		21,000,000	21,378,987
1.5%, 7/31/2016		4,000,000	4,147,188

			61,701,768

Total Government & Agency Obligations (Cost $75,942,234)			79,689,807
Loan Participations and Assignments 0.9%
Sovereign Loans
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		500,000	501,250
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		255,000	304,035
RZD Capital Ltd., 5.739%, 4/3/2017		250,000	277,500
Sberbank of Russia, 144A, 6.125%, 2/7/2022		250,000	279,758
Severstal OAO, 144A, 5.9%, 10/17/2022		500,000	496,375
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		500,000	521,875
144A, 6.95%, 10/17/2022		400,000	413,180

Total Loan Participations and Assignments (Cost $2,746,965)			2,793,973
Municipal Bonds and Notes 5.8%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045		950,000	1,172,898
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020, INS: AMBAC		3,325,000	2,504,756
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		1,390,000	1,392,113
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		3,750,000	3,922,462
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023, INS: AMBAC		915,000	953,604
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043		900,000	1,187,649
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority, Build America Bonds, Series B, 6.731%, 7/1/2043		1,200,000	1,463,796
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024		2,365,000	3,067,168
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015		885,000	969,385
4.875%, 9/15/2017		315,000	362,556
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013, INS: AGMC		790,000	796,510

Total Municipal Bonds and Notes (Cost $16,665,337)			17,792,897

Preferred Security 0.0%
Financials
Citigroup, Inc., 5.95%, 1/30/2023 (c) (Cost $85,000)		85,000	87,603

	Shares	Value ($)
Preferred Stock 0.0%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $14,531)	15	14,455

	Contracts	Value ($)
Call Options Purchased 0.0%
Options on Exchange-Traded Future Contracts
10 Year U.S. Treasury Note Future, Expiration Date 11/23/2012, Strike Price $134.0 (Cost $9,821)	25	7,031

	Shares	Value ($)
Cash Equivalents 8.6%
Central Cash Management Fund, 0.18% (e) (Cost $26,667,821)	26,667,821	26,667,821

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $368,792,068) †	121.7	374,651,729
Other Assets and Liabilities, Net	(21.7)	(66,740,889)

Net Assets	100.0	307,910,840

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $369,472,439.  At October 31, 2012, net unrealized appreciation for all securities based on tax cost was $5,179,290.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,898,980 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,719,690.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(d)	At October 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At October 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	12/18/2012	21	2,882,073	20,286
5 Year U.S. Treasury Note	USD	12/31/2012	50	6,212,500	(6,652)
Ultra Long U.S. Treasury Bond	USD	12/19/2012	5	825,469	12,645
United Kingdom Long Gilt Bond	GBP	12/27/2012	21	4,037,504	28,428
Total net unrealized appreciation					54,707

At October 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	12/19/2012	22	2,926,688	(11,986)

At October 31, 2012, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (f)

Call Options
10 Year U.S. Treasury Note Future	25	11/23/2012	135.0	9,711	(1,953)

(f)	Unrealized appreciation on written options on exchange-traded futures contracts at October 31, 2012 was $7,758.
At October 31, 2012, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)

9/20/2012 12/20/2017	3,000,0001	1.0%	Republic of Italy, 6.875%, 9/27/2023, BBB	232,182	348,101	(115,919)
9/20/2012 12/20/2017	1,500,0002	1.0%	Republic of Italy, 6.875%, 9/27/2023, BBB	116,091	147,893	(31,802)
Total unrealized depreciation					(147,721)

At October 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	1,500,0002	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(134,573)	(174,269)	39,696
9/20/2012 12/20/2017	3,000,0001	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(268,064)	(385,159)	117,095
Total unrealized appreciation					156,791

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At October 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	20,700,0002	Floating — LIBOR	Fixed — 0.515%	25,819	—	25,819
7/16/2013 7/16/2018	7,600,0002	Fixed — 1.148%	Floating — LIBOR	(33,127)	—	(33,127)
7/16/2013 7/16/2023	11,800,0002	Fixed — 1.858%	Floating — LIBOR	84,767	—	84,767
7/16/2013 7/16/2033	1,000,0002	Floating — LIBOR	Fixed — 2.322%	(35,795)	—	(35,795)
7/16/2013 7/16/2043	1,200,0002	Fixed - 2.424%	Floating - LIBOR	63,495	—	63,495
Total net unrealized appreciation					105,159

Counterparties:
1	BNP Paribas
2	Citigroup, Inc.
LIBOR: London Interbank Offered Rate

As of October 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	3,018,553	NZD	3,700,000	11/2/2012	23,928	Barclays Bank PLC
EUR	1,900,000	TRY	4,468,800	11/30/2012	19,373	Barclays Bank PLC
JPY	250,000,000	USD	3,157,642	11/20/2012	25,477	Barclays Bank PLC
NZD	3,700,000	USD	3,061,561	11/2/2012	19,081	BNP Paribas
USD	1,476,685	ZAR	13,000,000	11/9/2012	20,623	Barclays Bank PLC
Total unrealized appreciation					108,482

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

ZAR	13,000,000	USD	1,490,484	11/9/2012	(6,825)	Barclays Bank PLC
EUR	390,200	USD	504,794	11/16/2012	(1,025)	JPMorgan Chase Securities, Inc.
USD	3,158,396	JPY	250,000,000	11/20/2012	(26,231)	Barclays Bank PLC
USD	3,122,281	CAD	3,100,000	11/26/2012	(20,123)	BNP Paribas
USD	4,651,262	JPY	370,000,000	11/26/2012	(15,432)	JPMorgan Chase Securities, Inc.
JPY	250,000,000	USD	3,132,055	11/26/2012	(263)	Nomura International PLC
JPY	120,000,000	USD	1,495,551	11/26/2012	(7,962)	JPMorgan Chase Securities, Inc.
CAD	3,100,000	USD	3,094,776	11/26/2012	(7,381)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(85,242)

Currency Abbreviations

CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$104,226,667	—	$104,226,667
Mortgage-Backed Securities Pass-Throughs	—	107,705,166	—	107,705,166
Asset-Backed	—	2,715,024	—	2,715,024
Commercial Mortgage-Backed Securities	—	16,248,839	—	16,248,839
Collateralized Mortgage Obligations	—	16,702,446	—	16,702,446
Government & Agency Obligations	—	79,689,807	—	79,689,807
Loan Participations and Assignments	—	2,793,973	—	2,793,973
Municipal Bonds and Notes	—	17,792,897	—	17,792,897
Preferred Security	—	87,603	—	87,603
Preferred Stock	—	14,455	—	14,455
Short-Term Investments(i)	26,667,821	—	—	26,667,821
Derivatives(j)
Purchased Options	7,031	—	—	7,031
Futures Contracts	61,359	—	—	61,359
Credit Default Swap Contracts	—	156,791	—	156,791
Interest Rate Swap Contracts	—	174,081	—	174,081
Forward Foreign Currency Exchange Contracts	—	108,482	—	108,482
Total	$26,736,211	$348,416,231	—	$375,152,442

Liabilities
Derivatives(j)
Written Options	(1,953)	—	—	(1,953)
Futures Contracts	(18,638)	—	—	(18,638)
Credit Default Swap Contracts	—	(147,721)	—	(147,721)
Interest Rate Swap Contracts	—	(68,922)	—	(68,922)
Forward Foreign Currency Exchange Contracts	—	(85,242)	—	(85,242)
Total	$(20,591)	$(301,885)	—	$(322,476)

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)
Derivatives include value of purchased options, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$9,070	$—	$—
Foreign Exchange Contracts	$—	$—	$23,240	$—
Interest Rate Contracts	$42,721	$105,159	$—	$4,968

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 18, 2012